Document and Entity Information	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Donnelley Financial Solutions, Inc.
Entity Central Index Key	0001669811
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock (Par Value $0.01)
Trading Symbol	DFIN
Security Exchange Name	NYSE
Entity File Number	001-37728
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4829638
Entity Address, Address Line One	391 Steel Way
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17601
City Area Code	800
Local Phone Number	823-5304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false